MICHAEL A. RAMIREZ

Attorney

Law Department

Phone: 402-574-3128

Michael.Ramirez@pacificlife.com

February 10, 2021

Ms. Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Registration Statement for Pacific Quest Individual Flexible Premium Deferred Variable Annuity Contract (File No. 333-250190) funded by Separate Account A (File No. 811-08946) of Pacific Life Insurance Company

Ms. Choo:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement on Form N-4. The enclosed relates to a variable annuity contract, designated as Pacific Quest, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments dated January 15, 2021. Additionally, disclosure has been updated to inform that the Rate Sheet Supplement will have no specified end date.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez